Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives of property and equipment are as follows:
Computer equipment	3 years
Furniture and office equipment	5 years
Leasehold improvements	Shorter of lease term or 5 years

Schedule of Estimated Useful Lives of Intellectual Properties	The estimated useful lives of intellectual properties are as follows:
Copyrights and patents	1 to 6 years
Trademarks	10 years

Schedule of Disaggregated Information of Revenue

Disaggregated information of revenue by major sources are as follows:

	For the Year Ended March 31, 2026
	Third parties	Related parties	Total
Revenue from contracts with customers recognized at a point in time
Brokerage commissions related to
exchange in Hong Kong	$215,914	$1,552	$217,466
exchanges in United States	758,447	4,348	762,795

Handling income on
custodian services	1,305,085	-	1,305,085
dividend collection	3,646	91	3,737

Introducing and referral income	2,404,433	-	2,404,433

Underwriting and placement income related to
equity securities	968,966	-	968,966
bonds	473,707	-	473,707

Revenue from contracts with customers recognized over time
Advisory fees	392,559	-	392,559

Investment management fee income	377,399	117,702	495,101

Revenue from other sources
Interest income and others (note)	253,818	1,170	254,988
	$7,153,974	$124,863	$7,278,837

	For the Year Ended March 31, 2025
	Third parties	Related parties	Total
Revenue from contracts with customers recognized at a point in time
Brokerage commissions related to
exchange in Hong Kong	$265,591	$5,098	$270,689
exchanges in United States	36,775	21,782	58,557

Due diligence service fees	79,543	-	79,543

Handling income on
custodian services	77,158	-	77,158
dividend collection	50,587	-	50,587

Introducing and referral income	4,681,683	-	4,681,683

Underwriting and placement income related to
equity securities	114,091	-	114,091

Revenue from contracts with customers recognized over time
Advisory fees	10,624	-	10,624

Investment management fee income	60,012	-	60,012

Revenue from other sources
Interest income and others (note)	61,019	2,280	63,299
	$5,437,083	$29,160	$5,466,243

	For the Year Ended March 31, 2024
	Third parties	Related parties	Total
Revenue from contracts with customers recognized at a point in time
Brokerage commissions related to
exchange in Hong Kong	$371,930	$3,998	$375,928
exchanges in United States	19,130	3,121	22,251

Handling income on
custodian services	108,218	2,078	110,296
dividend collection	17,518	52	17,570

Introducing and referral income	264,941	-	264,941

Underwriting and placement income related to
equity securities	109,316	-	109,316
bonds and others	43,322	-	43,322

Revenue from contracts with customers recognized over time
Advisory fees	420,918	-	420,918

Revenue from other sources
Interest income and others (note)	42,489	1,438	43,927
	$1,397,782	$10,687	$1,408,469

Schedule of Interest Income and Others

Interest income and others recognized for the years ended March 31, 2026, 2025 and 2024 were broken down as below.

	For the Years Ended March 31,
	2026	2025	2024
Interests on bank deposits	$34,766	$903	$1,830
Interests on customers’ overdue	201,531	57,191	36,838
Gains on disposal of investment in equity securities	14,107	-	-
Sundry income	4,584	5,205	5,259
	$254,988	$63,299	$43,927

Schedule of Exchange Rates Used in Preparing Financial Statements

The following table outlines the exchange rates that are used in preparing these consolidated financial statements:

	As of March 31,
	2026	2025
Year-end spot rate	7.8357	7.7799

	For the Years Ended March 31,
	2026	2025	2024
Average rate	7.8039	7.7945	7.8252